(FORT PITT CAPITAL FUNDS LOGO)

SEMI-ANNUAL REPORT

April 30, 2002

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Dear Fellow Shareholders,

All of us here at the Fort Pitt Capital Total Return Fund are proud to present this first formal report to shareholders.

We will be brief, in that our Fund has been up and running for only 4 months (the Fund has an October fiscal year; thus the need for this semi-annual report dated April 30, 2002). Four months is less than an eye-blink in investing terms, but our record thus far has been good. The Fund commenced operations on December 31st, 2001 with an N.A.V. (Net Asset Value) per share of $10.00. It closed the month of April with an NAV of $10.50, resulting in a total return of
5.0 percent for the period. This compares with a total return of -3.97 percent for the unmanaged Wilshire 5000 Index for the same period.

Our nearly 9 percent performance advantage relative to the Wilshire is a function of both an underweighting in technology and overweighting in industrial cyclical stocks. While we find certain segments of the tech universe (primarily semiconductors and software) quite attractive for the long term, few tech stocks trade at prices which make them candidates for current purchase. On the flipside, our holdings in firms sensitive to a recovering economy (metals, chemicals, wood products, etc.) helped us during the period, and many of these are still selling at attractive valuations. A sizable position in financial stocks and 20-year Treasuries also aided our performance relative to the index during the period.

Looking forward our goal is to compound your investment at a rate well above the rate of inflation and commensurate with the risks we take as owners of a diverse portfolio of businesses, all the while being sensitive to taxes. We undertake this effort with the utmost of seriousness, and appreciate the confidence you have shown in our new endeavor.

Sincerely,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made solely on returns.

Mutual fund investing involves risk; principal loss is possible. Please refer to the prospectus for more complete information including risks, fees and expenses. Sector holdings are subject to change and are not a recommendation to buy or sell any security. The Wilshire 5000 is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Quasar Distributors, LLC, Distributor 06/02

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2002 (UNAUDITED)

COMMON STOCKS - 67.6%+<F2>                            SHARES           VALUE
--------------------------                            ------           -----
AEROSPACE - 2.0%+<F2>
The Boeing Company                                     2,200        $   98,120
                                                                    ----------

AUTO RENTAL - 1.9%+<F2>
Dollar Thrifty Automotive Group, Inc.*<F1>             4,000            94,000
                                                                    ----------

AUTO/TRUCK PARTS - 3.2%+<F2>
Gentex Corporation*<F1>                                3,000            94,980
TRW Inc.                                               1,200            66,036
                                                                    ----------
                                                                       161,016
                                                                    ----------

BANKS - 10.3%+<F2>
Citigroup Inc.                                         2,000            86,600
F.N.B. Corporation                                     2,000            60,500
MBNA Corporation                                       2,000            70,900
Mellon Financial Corporation                           2,000            75,520
National City Corporation                              3,500           109,200
PNC Financial Services Group                           2,000           110,300
                                                                    ----------
                                                                       513,020
                                                                    ----------

COMPUTERS - 2.0%+<F2>
Apple Computer, Inc.*<F1>                              4,000            97,080
                                                                    ----------

COMPUTER SOFTWARE - 2.1%+<F2>
Cognex Corporation*<F1>                                2,000            49,300
Computer Associates International, Inc.                3,000            55,800
                                                                    ----------
                                                                       105,100
                                                                    ----------

COMPUTER STORAGE DEVICES - 0.7%+<F2>
SanDisk Corporation*<F1>                               2,000            32,720
                                                                    ----------

CONSTRUCTION - 4.8%+<F2>
Building Materials Holding Corporation*<F1>            4,000            60,040
Huttig Building Products, Inc.*<F1>                   15,000            86,250
Michael Baker Corporation*<F1>                         3,600            54,720
Royal Group Technologies Limited*<F1>                  2,000            38,940
                                                                    ----------
                                                                       239,950
                                                                    ----------

DIVERSIFIED OPERATIONS - 2.0%+<F2>
ITT Industries, Inc.                                   1,000            69,860
Tyco International Ltd.                                1,600            29,520
                                                                    ----------
                                                                        99,380
                                                                    ----------

ENERGY - 2.4%+<F2>
El Paso Corporation                                    3,000           120,000
                                                                    ----------

HOLDING COMPANIES - 1.2%+<F2>
Loews Corporation                                      1,000            59,950
                                                                    ----------

INSURANCE - 6.5%+<F2>
Erie Indemnity Company                                 3,000           130,740
Arthur J. Gallagher & Co.                              2,500            90,250
Marsh & McLennan Companies, Inc.                       1,000           101,080
                                                                    ----------
                                                                       322,070
                                                                    ----------

MACHINERY EQUIPMENT - 0.8%+<F2>
Ingersoll-Rand Company                                   800            39,960
                                                                    ----------

MANUFACTURING - 5.5%+<F2>
Pope & Talbot, Inc.                                    7,000           100,100
RTI International Metals, Inc.*<F1>                    4,000            52,600
Universal Stainless & Alloy Products, Inc.*<F1>        8,100           120,366
                                                                    ----------
                                                                       273,066
                                                                    ----------

MEDIA CONTENT - 3.6%+<F2>
AOL Time Warner Inc.*<F1>                              1,000            19,020
Liberty Media Corporation*<F1>                         6,000            64,200
Viacom, Inc.*<F1>                                      2,000            94,260
                                                                    ----------
                                                                       177,480
                                                                    ----------

MEDICAL EQUIPMENT - 1.9%+<F2>
Cytyc Corporation*<F1>                                 6,000            94,260
                                                                    ----------

PHARMACEUTICAL PRODUCTS - 5.3%+<F2>
Allergan, Inc.                                         1,500            98,865
Mylan Laboratories Inc.                                3,000            79,440
Schering-Plough Corporation                            3,000            81,900
                                                                    ----------
                                                                       260,205
                                                                    ----------

RESTAURANTS - 0.9%+<F2>
Sonic Corp.*<F1>                                       1,500            43,965
                                                                    ----------

RETAIL - 2.2%+<F2>
RadioShack Corporation                                 3,500           109,200
                                                                    ----------

SAVINGS & LOAN - 1.3%+<F2>
Sovereign Bancorp, Inc.                                4,500            64,935
                                                                    ----------

TELECOMMUNICATIONS - 7.0%+<F2>
ALLTEL Corporation                                     2,000            99,000
North Pittsburgh Systems, Inc.                         4,300            71,509
Telefonos de Mexico SA de CV                           1,500            56,760
Verizon Communications Inc.                            3,000           120,330
                                                                    ----------
                                                                       347,599
                                                                    ----------

TOTAL COMMON STOCKS
  (cost $3,254,564)                                                  3,353,076
                                                                    ----------

PREFERRED STOCK - 2.1%+<F2>
---------------------------
SAVINGS & LOAN - 2.1%+<F2>
Northwest Capital Trust I                              4,000           104,000
                                                                    ----------

TOTAL PREFERRED STOCK
  (cost $102,890)                                                      104,000
                                                                    ----------

U.S. TREASURY OBLIGATIONS - 16.7%+<F2>         PRINCIPAL AMOUNT
--------------------------------------         ----------------
U.S. TREASURY BONDS - 16.7%+<F2>
U.S. Treasury Bond 7.25%, 08/15/2022                $700,000           826,328
                                                                    ----------

TOTAL U.S. TREASURY OBLIGATIONS
  (cost $827,707)                                                      826,328
                                                                    ----------

SHORT TERM INVESTMENTS -17.8%+<F2>
-----------------------------------
U.S. TREASURY BILLS - 13.4%+<F2>
U.S. Treasury Bill 1.75%, 05/09/2002                 415,000           414,860
U.S. Treasury Bill 1.70%, 05/23/2002                 250,000           249,764
                                                                    ----------
                                                                       664,624
                                                                    ----------

INVESTMENT COMPANIES - 4.4%+<F2>
Financial Square Prime Obligations Fund              221,004           221,004
                                                                    ----------

TOTAL SHORT TERM INVESTMENTS
  (cost $885,628)                                                      885,628
                                                                    ----------

TOTAL INVESTMENTS - 104.2%+<F2>
  (cost $5,070,789)                                                 $5,169,032
                                                                    ----------
                                                                    ----------

*<F1> Non-income producing security.
+<F2> Calculated as a percentage of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2002 (UNAUDITED)

ASSETS
   Investments, at market value (identified cost $5,070,789)        $5,169,032
   Receivable from Investment Advisor                                   11,390
   Receivable for Fund shares sold                                         600
   Dividends and interest receivable                                    13,212
   Other assets                                                          9,623
                                                                    ----------
       Total Assets                                                  5,203,857
                                                                    ----------

LIABILITIES
   Payable for investments purchased                                   222,854
   Accrued expenses and other liabilities                               20,485
                                                                    ----------
       Total Liabilities                                               243,339
                                                                    ----------

NET ASSETS                                                          $4,960,518
                                                                    ----------
                                                                    ----------

COMPONENTS OF NET ASSETS
   Capital stock                                                    $4,814,000
   Accumulated undistributed net investment income                       8,013
   Accumulated undistributed net realized gain on investments           40,262
   Net unrealized appreciation (depreciation) on investments            98,243
                                                                    ----------
       Total Net Assets                                             $4,960,518
                                                                    ----------
                                                                    ----------

   Shares outstanding
     (unlimited number of shares authorized, par value $0.001)         472,539
                                                                    ----------
                                                                    ----------

   Net Asset Value, Redemption Price and Offering Price Per Share   $    10.50
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                  PERIOD ENDED APRIL 30, 2002*<F3> (UNAUDITED)

INVESTMENT INCOME

INCOME
   Dividends                                                          $  8,770
   Interest                                                             11,172
                                                                      --------
       Total investment income                                          19,942
                                                                      --------

EXPENSES
   Advisory fees (Note 4)                                                7,953
   Administration fees                                                   9,000
   Fund accounting fees                                                  9,480
   Organizational costs                                                 78,908
   Professional fees                                                     6,840
   Federal and state registration fees                                   2,640
   Custody fees                                                            960
   Transfer agent fees and expenses                                      6,840
   Trustee fees                                                          1,680
   Shareholder reporting                                                 2,280
   Other expenses                                                        2,880
                                                                      --------
       Total expenses before waiver and reimbursement of expense       129,461
       Less: waiver of expenses and reimbursement from Advisor        (117,532)
                                                                      --------
       Total expenses                                                   11,929
                                                                      --------
NET INVESTMENT INCOME                                                    8,013
                                                                      --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments                                     40,262
   Change in unrealized appreciation (depreciation) on investments      98,243
                                                                      --------
       Net realized and unrealized gain on investments                 138,505
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $146,518
                                                                      --------
                                                                      --------

*<F3>  Fund commenced operations on December 31, 2001.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      December 31, 2001*<F4>
                                                              through
                                                          April 30, 2002
                                                            (Unaudited)
                                                      ----------------------
OPERATIONS
   Net investment income                                    $    8,013
   Net realized gain on investments                             40,262
   Change in unrealized
     appreciation (depreciation) on investments                 98,243
                                                            ----------
       Net increase in net assets
         resulting from operations                             146,518
                                                            ----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 4,723,088
   Cost of shares redeemed                                      (9,088)
                                                            ----------
       Net increase in net assets resulting
         from capital share transactions                     4,714,000
                                                            ----------

TOTAL INCREASE IN NET ASSETS                                 4,860,518
                                                            ----------

NET ASSETS
   Beginning of period                                         100,000
                                                            ----------

   End of period (including undistributed
     net investment income of $8,013)                       $4,960,518
                                                            ----------
                                                            ----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                 463,409
   Shares redeemed                                                (870)
                                                            ----------
       Net increase in shares outstanding                      462,539
                                                            ----------
                                                            ----------

*<F4>  Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

                                                        December 31, 2001*<F5>
                                                                through
                                                            April 30, 2002
                                                              (Unaudited)
                                                        ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
                                                                ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.03
Net realized and unrealized gain on investments                   0.47
                                                                ------
   Total from investment operations                               0.50
                                                                ------

NET ASSET VALUE, END OF PERIOD                                  $10.50
                                                                ------
                                                                ------

TOTAL RETURN3<F8>                                                5.00%1<F6>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                   $4,960,518
Ratio of net expenses to average net assets:
   Before expense reimbursement and waiver                      16.28%2<F7>
   After expense reimbursement and waiver                        1.50%2<F7>
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement and waiver                     (13.77%)2<F7>
   After expense reimbursement and waiver                        1.01%2<F7>
Portfolio turnover rate                                            14%

*<F5> Commencement of operations.
1<F6> Not annualized.
2<F7> Annualized.
3<F8> Total return reflects reinvested dividends but does not reflect the impact of taxes.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2002 (UNAUDITED)

1.   ORGANIZATION

The Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds, a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series pursuant to the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and secondarily in fixed income investments.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  (a) Investment Valuation

      Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  (b) Organization and Prepaid Expenses

      Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 4). Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

  (c) Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

  (d) Expenses

      The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

  (e) Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (f) Distribution to Shareholders

      The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date.

  (g) Other

      Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS

During the period ended April 30, 2002, the aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, were:

     Purchases           $3,610,945
     Sales               $  293,849

Purchases and sales of U.S. government securities were $828,290 and $0, respectively.

At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                             $222,196
     Depreciation                                             (123,953)
                                                              --------
     Net unrealized appreciation on investments               $ 98,243
                                                              --------
                                                              --------

At April 30, 2002, the cost of investments for federal income tax purposes was $5,070,789.

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the period ended April 30, 2002, expenses of $117,532 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1 (866) 688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.